Derivative Financial Instruments	6 Months Ended
Jun. 30, 2018
Derivative Financial Instruments
Derivative Financial Instruments

8. Derivative Financial Instruments

        The fair value of the derivative assets is as follows:

	December 31, 2017	June 30, 2018
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	6,615	15,045

Total	6,615	15,045

Derivative financial instruments, current asset	577	3,924
Derivative financial instruments, non-current asset	6,038	11,121

Total	6,615	15,045

        The fair value of the derivative liabilities is as follows:

	December 31, 2017	June 30, 2018
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	269	1,142
Forward foreign exchange contracts	—	186

Total	269	1,328

Derivative financial instruments, current liability	269	657
Derivative financial instruments, non-current liability	—	671

Total	269	1,328

Interest rate swap agreements

        The Partnership enters into interest rate swap agreements which convert the floating interest rate exposure into a fixed interest rate in order to hedge a portion of the Partnership's exposure to fluctuations in prevailing market interest rates. Under the interest rate swaps, the counterparty effects quarterly floating-rate payments to the Partnership for the notional amounts based on the three-month U.S. dollar London Interbank Offered Rate ("LIBOR"), and the Partnership effects quarterly payments to the counterparty on the notional amounts at the respective fixed rates.

Interest rate swaps held for trading

        The principal terms of the interest rate swaps held for trading were as follows:

						Notional Amount
Company	Counterparty	Trade Date	Effective Date	Termination Date	Fixed Interest Rate	December 31, 2017	June 30, 2018
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2020	1.54%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2021	1.63%	130,000	130,000
GasLog Partners	GasLog	Nov 2016	Nov 2016	July 2022	1.72%	130,000	130,000
GasLog Partners	GasLog	July 2017	July 2017	June 2022	2.19%	80,000	80,000
GasLog Partners	GasLog	May 2018	May 2018	April 2023	3.15%	—	80,000

					Total	470,000	550,000

        The derivative instruments listed above were not designated as cash flow hedging instruments as of June 30, 2018. The change in the fair value of the interest rate swaps for the three and six months ended June 30, 2018 amounted to a gain of $1,187 and $7,557, respectively (for the three and six months ended June 30, 2017 a loss of $1,857 and $1,209, respectively), which was recognized in profit or loss in the period incurred and is included in (Loss)/gain on derivatives. During the three and six months ended June 30, 2018, the gain of $1,187 and $7,557, respectively, (Note 11) derived mainly from the fact that the LIBOR yield curve, which was used to calculate the present value of the estimated future cash flows, was higher than the agreed fixed interest rates resulting in an increase in net derivative assets from derivatives held for trading.

Forward foreign exchange contracts

        The Partnership uses non-deliverable forward foreign exchange contracts to mitigate foreign exchange transaction exposures in Euros ("EUR"). Under these non-deliverable forward foreign exchange contracts, the counterparties (GasLog and the Partnership) settle the difference between the fixed exchange rate and the prevailing rate on the agreed notional amounts on the respective settlement dates. All forward foreign exchange contracts are considered by management to be part of economic hedge arrangements but have not been formally designated as such.

Forward foreign exchange contracts held for trading

        The principal terms of the forward foreign exchange contracts held for trading are as follows:

Company	Counterparty	Trade Date	Settlement Date	Fixed Exchange Rate (USD/EUR)	Notional Amount (in thousands)
GasLog Partners	GasLog	May 2018	July 2018	1.18301	€2,000
GasLog Partners	GasLog	May 2018	Aug 2018	1.18413	€2,000
GasLog Partners	GasLog	May 2018	Sept 2018	1.18533	€2,000
GasLog Partners	GasLog	May 2018	Oct 2018	1.18645	€2,000
GasLog Partners	GasLog	May 2018	Nov 2018	1.18769	€2,000
GasLog Partners	GasLog	May 2018	Dec 2018	1.18889	€2,000
GasLog Partners	GasLog	May 2018	Jan 2019	1.199415	€2,000
GasLog Partners	GasLog	May 2018	Feb 2019	1.200865	€2,000
GasLog Partners	GasLog	May 2018	Mar 2019	1.202315	€2,000
GasLog Partners	GasLog	June 2018	Apr 2019	1.19315	€2,000
GasLog Partners	GasLog	June 2018	May 2019	1.19645	€2,000
GasLog Partners	GasLog	June 2018	June 2019	1.19965	€2,000

				Total	€24,000

        The derivative instruments listed above were not designated as cash flow hedging instruments as of June 30, 2018. The change in the fair value of these contracts for the three and six months ended June 30, 2018 amounted to a loss of $186 (for the three and six months ended June 30, 2017: $0), which was recognized against profit or loss in the period incurred and is included in (Loss)/gain on derivatives (Note 11).